Revenues - Summary of Disaggregated Revenue (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Revenues from product lines, percentage	100.00%	100.00%	100.00%
Revenues	$ 7,274,344	$ 6,280,192	$ 5,054,928
United States
Disaggregation of Revenue [Line Items]
Revenues	6,578,897	5,636,929	4,535,262
Canada
Disaggregation of Revenue [Line Items]
Revenues	389,119	386,780	301,727
Latin America and the Caribbean
Disaggregation of Revenue [Line Items]
Revenues	$ 306,328	$ 256,483	$ 217,939
HVAC Equipment
Disaggregation of Revenue [Line Items]
Revenues from product lines, percentage	68.00%	69.00%	69.00%
Other HVAC Products
Disaggregation of Revenue [Line Items]
Revenues from product lines, percentage	28.00%	28.00%	28.00%
Commercial Refrigeration Products
Disaggregation of Revenue [Line Items]
Revenues from product lines, percentage	4.00%	3.00%	3.00%